Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000255118
Shareholder Report [Line Items]
Fund Name	TCW Corporate Bond ETF
Trading Symbol	IGCB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of April 1, 2024 to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Corporate Bond ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Corporate Bond ETF transitioned from the predecessor mutual fund, the TCW MetWest Corporate Bond Fund on November 15, 2024.   Strong outperformance versus the Bloomberg U.S. Corporate Bond Index was attributable to issue selection across corporate sectors, led by industrials and financials.  Positioning across industrials was biased towards more defensive industries like communications and non-cyclicals, with holdings in both driving robust issue-level performance benefits.  In financials, banking represented a large allocation and was focused on U.S. GSIB issuers, with these positions rewarding relative returns as the spread differential between them and the broader IG corporate universe compressed over the year.  Away from issue selection, sector allocations were a drag and weighed down by the continued underweight to corporate credit, with this underweight a product of tightening credit spreads and dissipation of attractive value.  However, the issue selection benefits more than offset the drag from being underweight, while an emphasis on the front-end of the yield curve and longer-than-Index duration position further rewarded relative returns as short and intermediate rates fell alongside a steepening curve.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Corporate Bond ETF (IGCB)	Bloomberg U.S. Aggregate Bond Index	BBG U.S. Corporate Investment Grade Index
06/2018	$10,000	$10,000	$10,000
07/2018	$10,030	$10,002	$10,083
08/2018	$10,214	$10,067	$10,133
09/2018	$10,176	$10,002	$10,097
10/2018	$10,072	$9,923	$9,949
11/2018	$10,091	$9,982	$9,933
12/2018	$10,278	$10,165	$10,079
01/2019	$10,480	$10,273	$10,316
02/2019	$10,491	$10,267	$10,338
03/2019	$10,795	$10,465	$10,597
04/2019	$10,873	$10,467	$10,655
05/2019	$11,066	$10,653	$10,807
06/2019	$11,378	$10,787	$11,072
07/2019	$11,401	$10,811	$11,134
08/2019	$11,794	$11,091	$11,484
09/2019	$11,703	$11,032	$11,409
10/2019	$11,764	$11,065	$11,478
11/2019	$11,804	$11,059	$11,507
12/2019	$11,819	$11,052	$11,544
01/2020	$12,138	$11,264	$11,815
02/2020	$12,309	$11,467	$11,973
03/2020	$11,816	$11,400	$11,125
04/2020	$12,372	$11,602	$11,708
05/2020	$12,492	$11,656	$11,891
06/2020	$12,707	$11,730	$12,124
07/2020	$13,020	$11,905	$12,518
08/2020	$12,905	$11,809	$12,346
09/2020	$12,899	$11,802	$12,310
10/2020	$12,879	$11,750	$12,288
11/2020	$13,214	$11,865	$12,630
12/2020	$13,281	$11,881	$12,685
01/2021	$13,150	$11,796	$12,523
02/2021	$12,947	$11,626	$12,307
03/2021	$12,739	$11,480	$12,096
04/2021	$12,860	$11,571	$12,230
05/2021	$12,945	$11,609	$12,324
06/2021	$13,162	$11,691	$12,525
07/2021	$13,345	$11,821	$12,696
08/2021	$13,310	$11,799	$12,658
09/2021	$13,177	$11,697	$12,525
10/2021	$13,200	$11,693	$12,556
11/2021	$13,200	$11,728	$12,563
12/2021	$13,169	$11,698	$12,553
01/2022	$12,753	$11,446	$12,131
02/2022	$12,505	$11,318	$11,888
03/2022	$12,174	$11,004	$11,588
04/2022	$11,535	$10,586	$10,955
05/2022	$11,647	$10,655	$11,057
06/2022	$11,317	$10,487	$10,747
07/2022	$11,667	$10,744	$11,095
08/2022	$11,310	$10,440	$10,770
09/2022	$10,678	$9,989	$10,204
10/2022	$10,546	$9,860	$10,098
11/2022	$11,078	$10,222	$10,621
12/2022	$11,021	$10,176	$10,575
01/2023	$11,505	$10,489	$10,998
02/2023	$11,106	$10,218	$10,649
03/2023	$11,470	$10,477	$10,945
04/2023	$11,530	$10,541	$11,029
05/2023	$11,348	$10,426	$10,869
06/2023	$11,359	$10,389	$10,914
07/2023	$11,385	$10,382	$10,951
08/2023	$11,319	$10,315	$10,866
09/2023	$10,980	$10,053	$10,576
10/2023	$10,761	$9,895	$10,378
11/2023	$11,412	$10,343	$10,999
12/2023	$11,945	$10,739	$11,476
01/2024	$11,959	$10,709	$11,456
02/2024	$11,744	$10,558	$11,284
03/2024	$11,874	$10,655	$11,430
04/2024	$11,530	$10,386	$11,139
05/2024	$11,767	$10,562	$11,347
06/2024	$11,873	$10,662	$11,420
07/2024	$12,193	$10,911	$11,692
08/2024	$12,421	$11,068	$11,876
09/2024	$12,661	$11,216	$12,086
10/2024	$12,311	$10,938	$11,793
11/2024	$12,473	$11,054	$11,951
12/2024	$12,198	$10,873	$11,719
01/2025	$12,263	$10,931	$11,784
02/2025	$12,539	$11,171	$12,024
03/2025	$12,533	$11,175	$11,990

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 06/29/18

TCW Corporate Bond ETF (IGCB)	5.55%	1.19%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.51%	1.66%
BBG U.S. Corporate Investment Grade Index	4.90%	7.78%	2.72%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 8,243,548
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	169.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$8,243,548 # of Portfolio Holdings302 Portfolio Turnover Rate169% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	81.9%
U.S. Treasury Securities	8.8%
Short-Term Investments	7.2%
Municipal Bonds	1.5%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities - Agency	0.2%
Residential Mortgage-Backed Securities - Agency	0.1%
Convertible Corporate Bonds	0.1%
Other Security TypesFootnote Reference*	0.0%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.63%, due 02/15/55	6.8%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.6%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.5%
Bank of America Corp., 2.09%, due 06/14/29 (1 day USD SOFR + 1.060%)	1.4%
JPMorgan Chase & Co., 2.07%, due 06/01/29 (1 day USD SOFR + 1.015%)	1.3%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	1.2%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.2%
U.S. Treasury Notes, 4.00%, due 03/31/30	1.0%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.0%
Metropolitan Life Global Funding I, 3.30%, due 03/21/29	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2025
C000250842
Shareholder Report [Line Items]
Fund Name	TCW Senior Loan ETF
Trading Symbol	SLNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Senior Loan ETF for the period of April 1, 2024 to March 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW Senior Loan ETF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Senior Loan ETF transitioned from the predecessor mutual fund, the MetWest Floating Rate Income Fund on November 15, 2024.  Outperformance relative to the Morningstar LSTA Leveraged Loan Index was driven primarily by a combination of favorable issue selection and sector weighting within the capital goods and commercial service industries.  The strategy’s emphasis on bottom-up credit analysis resulted in high-conviction position sizing to borrowers in these industries with durable revenue streams that held up well despite some periodic volatility, with underweight allocations to both industries further enhancing relative performance as they lagged the broader loan universe.  Fund returns were also supported by an avoidance to weaker credits that were held in the Index and experienced defaults, including one large issuer default in the materials space.  Meanwhile, consistent with the strategy’s more defensive tilt over the year and emphasis on non-cyclical industries, the Fund maintained an overweight to food & beverage, though this position detracted from relative returns somewhat as the industry was among the bottom performers.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	TCW Senior Loan ETF (SLNZ)	Bloomberg U.S. Universal Bond Index	Morningstar LSTA Leveraged Loan Index
03/2015	$10,000	$10,000	$10,000
04/2015	$10,076	$9,988	$10,092
05/2015	$10,097	$9,971	$10,111
06/2015	$10,068	$9,859	$10,069
07/2015	$10,107	$9,917	$10,068
08/2015	$10,079	$9,888	$9,998
09/2015	$10,029	$9,926	$9,933
10/2015	$10,050	$9,958	$9,915
11/2015	$10,018	$9,921	$9,828
12/2015	$9,990	$9,872	$9,724
01/2016	$9,959	$9,981	$9,661
02/2016	$9,908	$10,052	$9,610
03/2016	$10,053	$10,175	$9,875
04/2016	$10,154	$10,244	$10,071
05/2016	$10,215	$10,252	$10,161
06/2016	$10,236	$10,433	$10,163
07/2016	$10,340	$10,519	$10,308
08/2016	$10,380	$10,530	$10,386
09/2016	$10,452	$10,533	$10,475
10/2016	$10,503	$10,463	$10,562
11/2016	$10,520	$10,228	$10,590
12/2016	$10,604	$10,258	$10,712
01/2017	$10,635	$10,294	$10,772
02/2017	$10,675	$10,374	$10,826
03/2017	$10,685	$10,370	$10,835
04/2017	$10,706	$10,456	$10,882
05/2017	$10,749	$10,537	$10,922
06/2017	$10,760	$10,528	$10,917
07/2017	$10,827	$10,580	$10,992
08/2017	$10,828	$10,672	$10,988
09/2017	$10,861	$10,634	$11,031
10/2017	$10,928	$10,647	$11,097
11/2017	$10,941	$10,631	$11,109
12/2017	$10,986	$10,678	$11,153
01/2018	$11,066	$10,575	$11,261
02/2018	$11,067	$10,475	$11,283
03/2018	$11,083	$10,527	$11,315
04/2018	$11,132	$10,457	$11,362
05/2018	$11,149	$10,514	$11,381
06/2018	$11,145	$10,499	$11,394
07/2018	$11,220	$10,521	$11,478
08/2018	$11,260	$10,573	$11,524
09/2018	$11,322	$10,527	$11,603
10/2018	$11,330	$10,439	$11,600
11/2018	$11,258	$10,486	$11,495
12/2018	$11,040	$10,650	$11,203
01/2019	$11,281	$10,797	$11,488
02/2019	$11,428	$10,809	$11,671
03/2019	$11,418	$11,004	$11,650
04/2019	$11,570	$11,020	$11,843
05/2019	$11,548	$11,188	$11,817
06/2019	$11,605	$11,347	$11,846
07/2019	$11,699	$11,380	$11,941
08/2019	$11,673	$11,638	$11,908
09/2019	$11,718	$11,587	$11,964
10/2019	$11,691	$11,625	$11,910
11/2019	$11,755	$11,623	$11,980
12/2019	$11,867	$11,640	$12,171
01/2020	$11,920	$11,849	$12,239
02/2020	$11,813	$12,026	$12,077
03/2020	$10,828	$11,791	$10,583
04/2020	$11,210	$12,028	$11,060
05/2020	$11,534	$12,140	$11,479
06/2020	$11,590	$12,241	$11,610
07/2020	$11,770	$12,456	$11,837
08/2020	$11,891	$12,384	$12,014
09/2020	$11,936	$12,362	$12,090
10/2020	$11,919	$12,318	$12,115
11/2020	$12,122	$12,479	$12,384
12/2020	$12,258	$12,522	$12,551
01/2021	$12,366	$12,443	$12,700
02/2021	$12,406	$12,282	$12,775
03/2021	$12,400	$12,139	$12,775
04/2021	$12,457	$12,242	$12,840
05/2021	$12,502	$12,288	$12,915
06/2021	$12,522	$12,378	$12,963
07/2021	$12,505	$12,502	$12,961
08/2021	$12,563	$12,494	$13,023
09/2021	$12,634	$12,387	$13,106
10/2021	$12,643	$12,377	$13,141
11/2021	$12,614	$12,392	$13,120
12/2021	$12,689	$12,384	$13,204
01/2022	$12,689	$12,112	$13,252
02/2022	$12,623	$11,947	$13,184
03/2022	$12,599	$11,626	$13,190
04/2022	$12,613	$11,193	$13,219
05/2022	$12,308	$11,254	$12,881
06/2022	$12,018	$11,029	$12,602
07/2022	$12,242	$11,307	$12,870
08/2022	$12,411	$11,013	$13,065
09/2022	$12,140	$10,538	$12,767
10/2022	$12,199	$10,423	$12,894
11/2022	$12,327	$10,811	$13,049
12/2022	$12,367	$10,775	$13,102
01/2023	$12,657	$11,109	$13,452
02/2023	$12,713	$10,836	$13,529
03/2023	$12,759	$11,090	$13,525
04/2023	$12,890	$11,158	$13,667
05/2023	$12,875	$11,042	$13,642
06/2023	$13,106	$11,025	$13,951
07/2023	$13,261	$11,036	$14,130
08/2023	$13,377	$10,970	$14,296
09/2023	$13,489	$10,708	$14,434
10/2023	$13,502	$10,547	$14,431
11/2023	$13,673	$11,022	$14,607
12/2023	$13,864	$11,440	$14,848
01/2024	$13,965	$11,412	$14,948
02/2024	$14,086	$11,276	$15,084
03/2024	$14,236	$11,386	$15,212
04/2024	$14,342	$11,120	$15,304
05/2024	$14,496	$11,305	$15,447
06/2024	$14,552	$11,408	$15,501
07/2024	$14,667	$11,667	$15,607
08/2024	$14,751	$11,839	$15,706
09/2024	$14,813	$12,001	$15,818
10/2024	$14,920	$11,728	$15,954
11/2024	$15,043	$11,852	$16,086
12/2024	$15,124	$11,673	$16,177
01/2025	$15,218	$11,743	$16,289
02/2025	$15,255	$11,986	$16,306
03/2025	$15,250	$11,983	$16,255

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years

TCW Senior Loan ETF (SLNZ)	7.13%	7.09%	4.31%
Bloomberg U.S. Universal Bond Index	5.24%	0.42%	1.82%
Morningstar LSTA Leveraged Loan Index	6.86%	8.96%	4.97%

AssetsNet	$ 293,767,995
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 1,686,235
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$293,767,995 # of Portfolio Holdings351 Portfolio Turnover Rate111% Total Advisory Fees Paid - Net$1,686,235
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Bank Loans	89.6%
Short-Term Investments	9.1%
Corporate Bonds	3.2%
Asset-Backed Securities	0.8%
U.S. Treasury Securities	0.5%
Common Stock	0.1%
Preferred Stock	0.1%
Warrants	0.0%
Liabilities in Excess of Other Assets	(3.4%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Maverick Bidco, Inc., 0.00%, due 05/18/28	0.9%
EagleView Technology Corp., 8.07%, due 08/14/25 (3 mo. USD Term SOFR + 3.500%)	0.8%
Magnite, Inc., 7.30%, due 02/06/31 (3 mo. USD Term SOFR + 3.000%)	0.6%
Delivery Hero SE, 9.31%, due 12/12/29 (3 mo. USD Term SOFR + 5.000%)	0.6%
Peer Holding III BV, 6.80%, due 10/28/30 (3 mo. USD Term SOFR + 2.500%)	0.6%
United Natural Foods, Inc., 9.07%, due 05/01/31 (1 mo. USD Term SOFR + 4.750%)	0.6%
Flutter Financing BV, 6.05%, due 11/30/30 (3 mo. USD Term SOFR + 1.750%)	0.6%
KAMC Holdings, Inc., 8.57%, due 08/14/26 (3 mo. USD Term SOFR + 4.000%)	0.6%
TransDigm, Inc., 7.05%, due 08/24/28 (3 mo. USD Term SOFR + 2.750%)	0.6%
DTI Holdco, Inc., 8.32%, due 04/26/29 (1 mo. USD Term SOFR + 4.000%)	0.6%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2025